Goodwill and Other Intangible Assets, net - Gross Amount of Goodwill and Accumulated Impairment Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Net Carrying Amount	$ 1,926.5	$ 1,877.4	$ 1,795.1
Americas
Goodwill [Line Items]
Gross Carrying Amount	1,216.3	1,209.9
Accumulated Impairment Losses	195.3	195.3
Net Carrying Amount	1,021.0	1,014.6	990.8
EMEA-APAC
Goodwill [Line Items]
Gross Carrying Amount	905.5	862.8
Accumulated Impairment Losses	0	0
Net Carrying Amount	$ 905.5	$ 862.8	$ 804.3